Income Taxes - (Narrative) (Detail) - USD ($)	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Federal income tax rate			35.00%	21.00%	31.50%
Increase (Decrease) in Income Taxes benefit					$ (97,924,000)
Interest and penalties				$ 0	0
Net operating loss carryforwards for federal				74,836,000
Net operating loss carryforwards for state				73,616,000
Income tax benefit	$ (564,000)	$ (16,664,000)	$ (16,809,000)	$ (18,595,000)	$ (119,621,000)
Effective income tax rate	0.70%	25.60%	39.00%	26.30%	203.90%
Tax receivable agreement, percentage of net cash saving realized assigned	85.00%			85.00%
Tax receivable agreement, minimum percentage of the Joint Venture outstanding units required to be owned	20.00%			20.00%
Additional tax receivable agreement, percentage net cash tax savings Company required to pay arising from certain tax basis increases and imputed interest deductions	85.00%			85.00%
Net cash tax savings, obligation	$ 0
Letter agreement, percentage of tax savings required to pay if amount of deductions allocated to Company are in excess of specified minimum threshold	100.00%			100.00%
Due to McKesson	$ 47,172,000
Federal [Member]
Net operating losses that will be expire					$ 50,290,000
Net operating losses				$ 24,546,000
State [Member]
Net operating losses that will be expire				63,481,000
Net operating losses				$ 10,135,000
Previously Reported [Member]
Federal income tax rate					35.00%